Net Earnings per Share	12 Months Ended
Dec. 31, 2023
Notes to Consolidated Financial Statements [Abstract]
Net Earnings per Share

 Note 9 | Net earnings per share

	2023	2022
Weighted average number of common shares	496,381,000	538,475,000
Dilutive effect of stock options	613,000	1,535,000
Weighted average number of diluted common shares	496,994,000	540,010,000

Options excluded from the calculation of diluted net earnings per share due to the option exercise prices being greater than the average market price of common shares were as follows:

	2023	2022
Number of options excluded	821,763	567,409